Acquisition (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Common stock, issued	57,023,319		57,023,319
Number of shares of stock issued		100,000
Montrose Food & Wine H.K [Member]
Business acquisition percentage		100.00%
Common stock, issued		256,410.26
Common stock, outstanding		256,410.26
Number of shares of stock issued		100,000
Goodwill	$ 259,520
intangible asset of customer relationship	$ 62,692